Annual Fund Operating Expenses - Invesco Balanced-Risk Commodity Strategy Fund	Mar. 12, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.49%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	2.24%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.74%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.24%
CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.98%

[1]	Management Fees have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.